Assets and liabilities of disposal group held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets And Liabilities Of Disposal Group Held For Sale [Abstract]
Schedule of assets of disposal group classified as held for sale
December 31
2024
USD in thousands

Cash and cash equivalents	5,753
Trade receivables	298
Other receivables	604
Restricted cash	1,826
Fixed assets, net	70,186
Right-of-use asset, net	2,994

81,661

Schedule of liabilities of disposal group classified as held for sale
December 31
2024
USD in thousands

Trade payables	18
Other payables	6,015
Loans from banks and other financial institutions	36,975
Loans from non-controlling interests	141
Lease liability	2,789
Excess of liabilities over assets in investees	697

46,635